Earnings per share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings per share
Schedule of reconciliation profit and share data used in the basic and diluted earnings per share ("EPS") computations

The following table presents a reconciliation of profit and share data used in the basic and diluted earnings per share (“EPS”) computations for the dates indicated:

	December 31,
	2020	2019	2018
Profit for the year	63,593	86,053	11,138

(U.S. dollars)
Basic earnings per share	1.60	2.17	0.28
Diluted earnings per share	1.60	2.17	0.28

(Thousands of shares)
Weighted average of common shares outstanding applicable to basic EPS	39,656	39,575	39,543

Effect of diluted securities:
Stock options and restricted stock units plan	—	—	—

Adjusted weighted average of common shares outstanding applicable to diluted EPS	39,656	39,575	39,543